Exceptional items - Additional information (Details) - USD ($)		1 Months Ended	12 Months Ended
	Aug. 04, 2021	Mar. 31, 2021	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Exceptional items
Impairment - property, plant and equipment			$ 18,000,000	$ 0
Foreign exchange gain (loss)			(6,000,000)	(3,000,000)	$ (49,000,000)
Net finance (expense)/income			(147,000,000)	80,000,000	(235,000,000)
Exceptional income tax credit (note 7)			(21,000,000)	19,000,000	22,000,000
Exceptional net charge before tax			(71,000,000)	256,000,000	(188,000,000)
Exceptional items.
Exceptional items
Exceptional operating items, after tax			34,000,000	(145,000,000)	312,000,000
Start-up related and other costs			36,000,000	67,000,000	30,000,000
Transaction related and other costs			14,000,000	23,000,000	242,000,000
Impairment - property, plant and equipment			18,000,000
Restructuring costs			38,000,000
Legal settlement			6,000,000
Gain on movement in fair market values				242,000,000
Net finance (expense)/income			58,000,000	218,000,000	(57,000,000)
Exceptional income tax credit (note 7)			(14,000,000)	(17,000,000)	(17,000,000)
Service for the listing of the shares	$ 205,000,000
Loan forgiveness				4,000,000
Professional fees			8,000,000	14,000,000	41,000,000
Redemption premiums and issuance costs on related party borrowing					52,000,000
Interest expense on notes issuance		$ 5,000,000
Income tax benefit			14,000,000	17,000,000	17,000,000
Exceptional net charge before tax			(48,000,000)	128,000,000	(329,000,000)
Net Credit On Exceptional Items				128,000,000
Exceptional Finance Expense					57,000,000
Net foreign currency loss					13,000,000
Exceptional items. | Promissory Note
Exceptional items
Foreign exchange gain (loss)				(22,000,000)	13,000,000
Americas | Exceptional items.
Exceptional items
Start-up related and other costs			20,000,000	40,000,000	21,000,000
Impairment - property, plant and equipment			9,000,000
Restructuring costs			20,000,000
Foreign exchange gain (loss)				(9,000,000)
Europe | Exceptional items.
Exceptional items
Start-up related and other costs			16,000,000	$ 27,000,000	$ 9,000,000
Impairment - property, plant and equipment			9,000,000
Restructuring costs			$ 18,000,000